Related Party Transactions (Details) - USD ($)							6 Months Ended	12 Months Ended
	Feb. 04, 2015	Sep. 09, 2014	Feb. 10, 2014	Feb. 07, 2014	Feb. 04, 2014	Aug. 09, 2011	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions (Textual)
Number of units sold								7,875,000
Price per unit								$ 10.00
Due to Chart Group								$ 1,442	$ 1,442
Sponsor fee per month for office space and general and administrative services								10,000
Prepaid expenses relative to service agreement								5,000
Administrative service agreement expense								$ 120,000	$ 120,000	$ 5,000
Subsequent Event [Member]
Related Party Transactions (Textual)
Unsecured promissory note issued	$ 450,000
Maturity date	Mar. 13, 2015
Subsidiaries [Member]
Related Party Transactions (Textual)
Total billings for administrative support services							$ 427,945
Jackson River Aviation [Member]
Related Party Transactions (Textual)
Outstanding payable							95,053
Total purchases							134,368
Global Flight Relief [Member]
Related Party Transactions (Textual)
Total billings for administrative support services							41,240
Outstanding receivables							41,240
Tempus Intermediate Holdings Llc [Member]
Related Party Transactions (Textual)
Outstanding payable							143,544
Total billings for administrative support services							678,186
Outstanding receivables							23,710
Private Placement [Member]
Related Party Transactions (Textual)
Restricted common stock issued to its sponsor						2,156,250
Reverse stock split						0.75-for-1
Aggregate purchase price of restricted common stock						$ 25,000
Restricted common stock forfeited						281,250
Sale price of common stock after business combination						$ 12.00
Number of units sold								375,000
Price per unit								$ 10.00
Amount received from private placement								$ 3,750,000
Share transfer restriction, description						The founder shares will not be released from transfer restrictions until: (i) one year after the consummation of the Company's initial business combination or earlier if, subsequent to its initial business combination, the last sales price of its common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after its initial business combination, or (ii) the date on which it consummates a liquidation, merger, stock exchange or other similar transaction after its initial business combination that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Note Payable to Sponsor [Member]
Related Party Transactions (Textual)
Unsecured promissory note issued		$ 215,834	$ 246,667
Purchase of common stock (into warrants) at a price per share		$ 0.75	$ 0.75
Unsecured promissory note payment tems			On September 9, 2014, the promissory note was amended to provide that the payment date shall be the earlier of: (i) March 13, 2015 or (ii) the date on which the Company consummates its initial business combination.
Note Payable to Sponsor One [Member]
Related Party Transactions (Textual)
Unsecured promissory note issued		$ 246,667
Unsecured promissory note payment tems		The principal balance of the note is payable on the earlier of (i) March 13, 2015 or (ii) the date on which the Company consummates an initial business combination.
Note Payable to Sponsor Two [Member] | Subsequent Event [Member]
Related Party Transactions (Textual)
Unsecured promissory note issued	$ 277,500
Unsecured promissory note payment tems	Payment on this note is due on the earlier of: (i) March 13, 2015 and (ii) the date on which the Company consummates an initial business combination.
Notes Payable to Affiliates [Member]
Related Party Transactions (Textual)
Unsecured promissory note issued		$ 122,500		$ 13,333	$ 140,000
Purchase of common stock (into warrants) at a price per share		$ 0.75		$ 0.75	$ 0.75
Unsecured promissory note payment tems		The principal balance of the note is payable on the earlier of (i) March 13, 2015 or (ii) the date on which the Company consummates an initial business combination.		On September 9, 2014, the promissory note was amended to provide that the payment date shall be the earlier of: (i) March 13, 2015 or (ii) the date on which the Company consummates its initial business combination.	On September 9, 2014, the promissory note was amended to provide that the payment date shall be the earlier of: (i) March 13, 2015 or (ii) the date on which the Company consummates its initial business combination.
Notes Payable to Affiliates One [Member]
Related Party Transactions (Textual)
Unsecured promissory note issued		$ 140,000
Unsecured promissory note payment tems		The principal balance of the note is payable on the earlier of (i) March 13, 2015 or (ii) the date on which the Company consummates an initial business combination.
Notes Payable to Affiliates Two [Member]
Related Party Transactions (Textual)
Unsecured promissory note issued		$ 11,666
Purchase of common stock (into warrants) at a price per share		$ 0.75
Unsecured promissory note payment tems		The principal balance of the note is payable on the earlier of (i) March 13, 2015 or (ii) the date on which the Company consummates an initial business combination.
Notes Payable to Affiliates Three [Member]
Related Party Transactions (Textual)
Unsecured promissory note issued		$ 13,333
Unsecured promissory note payment tems		The principal balance of the note is payable on the earlier of (i) March 13, 2015 or (ii) the date on which the Company consummates an initial business combination.
Cowen [Member] | Subsequent Event [Member]
Related Party Transactions (Textual)
Unsecured promissory note issued	$ 157,500
Mr. Wright [Member] | Subsequent Event [Member]
Related Party Transactions (Textual)
Unsecured promissory note issued	$ 15,000
Chief Financial Officer [Member]
Related Party Transactions (Textual)
Loan from officer							$ 500,000
Percentage of membership interests							1.00%
Purchase of membership interests, description							In connection with the formation of Tempus, our Chief Financial Officer, R. Lee Priest, Jr., loaned to Tempus $500,000. Of this amount, $10,101 was allocated to the purchase of 1.0% of the membership interests of Tempus, while $489,899 took the form of a loan from officer.
Interest rate							5.00%
Accrued interest							$ 11,140
Maturity date							Jun. 30, 2016